Deposits - Additional Information (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deposit Liabilities [Line Items]
Brokered deposit	$ 3,400,000,000	$ 2,300,000,000
Overdrafts in demand deposit accounts reclassified to loans	$ 13,000,000	$ 52,000,000